INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	$ 155,877	$ 143,635
Total accumulated amortization	(105,056)	(78,616)
Total intangible assets, net	50,821	65,019
Licensing Fee [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	21,802	18,629
Total accumulated amortization	(16,280)	(15,713)
IP Right [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	44,894	42,943
Total accumulated amortization	(40,699)	(37,538)
Trademarks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	10,679	10,679
Total accumulated amortization	(6,941)	(5,873)
Software, Including Internal Use Software under Development [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	73,231	66,117
Software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total accumulated amortization	(38,200)	(17,203)
Others [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	5,271	5,267
Total accumulated amortization	$ (2,936)	$ (2,289)